INSURANCE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
INSURANCE
Amount covered under insurance contracts	R$ 135,983,517	R$ 108,885,132
Business Interruption
INSURANCE
Amount covered under insurance contracts	23,241,981	25,316,332
Civil Liability
INSURANCE
Amount covered under insurance contracts	R$ 879,307	R$ 687,465